Basis of Presentation and Summary of Significant Accounting Policies - Impairment of Long-lived Assets, Goodwill and Deferred Offering Costs (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment
Impairment of Long-Lived Assets Held-for-use	¥ 0	¥ 63,211	¥ 106,501
Impairment charges on right-of-use asset-operating leases		20,979
Impairment losses for goodwill	0	0	0
Other Intangible Assets [Member]
Property, Plant and Equipment
Impairment of Long-Lived Assets Held-for-use		39,067
Leasehold improvements
Property, Plant and Equipment
Impairment of Long-Lived Assets Held-for-use	¥ 0	3,165	¥ 36,512
Property and equipment
Property, Plant and Equipment
Impairment of Long-Lived Assets Held-for-use		¥ 3,165